Document and Entity Information	6 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	ALLIANCE ENTERTAINMENT HOLDING CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001823584
Amendment Flag	false